Business Segment Information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues
Premiums									$ 36,361	$ 27,071	$ 26,157
Universal life and investment-type product policy fees									7,806	6,028	5,197
Net investment income									19,586	17,494	14,729
Other revenues									2,532	2,328	2,329
Net investment gains (losses)									(867)	(408)	(2,901)
Net derivative gains (losses)									4,824	(265)	(4,866)
Total revenues	16,735	20,454	17,145	15,908	12,680	12,335	14,137	13,096	70,242	52,248	40,645
Expenses
Policyholder benefits and claims and policyholder dividends									36,917	30,672	29,654
Interest credited to policyholder account balances									5,603	4,919	4,845
Capitalization of DAC									(5,558)	(2,770)	(2,502)
Amortization of DAC and VOBA									4,898	2,477	1,055
Amortization of negative VOBA									(697)	(64)	0
Interest expense on debt									1,629	1,550	1,044
Other expenses									18,265	11,734	11,164
Total expenses	15,460	15,338	15,636	14,623	12,817	11,987	11,786	11,928	61,057	48,518	45,260
Provision for income tax expense (benefit)									2,793	1,110	(2,106)
Income (loss) from continuing operations, net of income tax	963	3,444	1,061	924	(13)	291	1,526	816	6,392	2,620	(2,509)
Latin America [Member]
Revenues
Net investment income									1,105	940	632
Expenses
Amortization of DAC and VOBA									211	144	111
Asia [Member]
Revenues
Net investment income									1,954	505	200
Expenses
Amortization of DAC and VOBA									1,505	290	194
Europe, the Middle East and Africa [Member]
Revenues
Net investment income									535	205	104
Expenses
Amortization of DAC and VOBA									613	87	41
Retail [Member]
Revenues
Net investment income									7,156	7,348	6,908
Expenses
Amortization of DAC and VOBA									2,365	1,758	498
Group, Voluntary & Worksite Benefits [Member]
Revenues
Net investment income									1,631	1,600	1,448
Expenses
Amortization of DAC and VOBA									186	181	194
Corporate Benefit Funding [Member]
Revenues
Net investment income									5,640	5,462	4,948
Expenses
Amortization of DAC and VOBA									17	16	14
Corporate & Other [Member]
Revenues
Net investment income									1,565	1,434	489
Expenses
Amortization of DAC and VOBA									1	1	3
Operating Segments [Member]
Revenues
Premiums									36,269	27,071	26,157
Universal life and investment-type product policy fees									7,528	5,817	5,055
Net investment income									19,638	16,855	14,580
Other revenues									1,652	1,393	1,281
Net investment gains (losses)									0	0	0
Net derivative gains (losses)									0	0	0
Total revenues									65,087	51,136	47,073
Expenses
Policyholder benefits and claims and policyholder dividends									36,241	29,974	29,106
Interest credited to policyholder account balances									6,057	4,697	4,849
Capitalization of DAC									(5,549)	(2,770)	(2,502)
Amortization of DAC and VOBA									4,355	2,443	1,885
Amortization of negative VOBA									(619)	(57)	0
Interest expense on debt									1,304	1,137	1,031
Other expenses									16,620	10,602	10,078
Total expenses									58,409	46,026	44,447
Provision for income tax expense (benefit)									1,879	1,414	467
Operating earnings									4,799	3,696	2,159
Operating Segments [Member] | The Americas [Member]
Revenues
Premiums									26,022	24,905	24,816
Universal life and investment-type product policy fees									5,715	5,127	4,546
Net investment income									15,713	15,553	14,043
Other revenues									1,433	1,261	1,230
Net investment gains (losses)									0	0	0
Net derivative gains (losses)									0	0	0
Total revenues									48,883	46,846	44,635
Expenses
Policyholder benefits and claims and policyholder dividends									29,586	28,453	28,186
Interest credited to policyholder account balances									4,284	4,390	4,603
Capitalization of DAC									(2,835)	(2,195)	(2,147)
Amortization of DAC and VOBA									2,255	2,065	1,647
Amortization of negative VOBA									(6)	(1)	0
Interest expense on debt									11	11	10
Other expenses									9,870	8,647	8,483
Total expenses									43,165	41,370	40,782
Provision for income tax expense (benefit)									1,866	1,770	1,241
Operating earnings									3,852	3,706	2,612
Operating Segments [Member] | Latin America [Member]
Revenues
Premiums									2,514	1,969	1,562
Universal life and investment-type product policy fees									757	630	546
Net investment income									1,025	927	624
Other revenues									15	12	7
Net investment gains (losses)									0	0	0
Net derivative gains (losses)									0	0	0
Total revenues									4,311	3,538	2,739
Expenses
Policyholder benefits and claims and policyholder dividends									2,064	1,829	1,412
Interest credited to policyholder account balances									371	370	331
Capitalization of DAC									(295)	(221)	(155)
Amortization of DAC and VOBA									207	144	111
Amortization of negative VOBA									(6)	(1)	0
Interest expense on debt									1	1	1
Other expenses									1,305	901	654
Total expenses									3,647	3,023	2,354
Provision for income tax expense (benefit)									150	92	120
Operating earnings									514	423	265
Operating Segments [Member] | Asia [Member]
Revenues
Premiums									7,716	1,716	1,023
Universal life and investment-type product policy fees									1,343	502	390
Net investment income									2,475	497	356
Other revenues									36	14	2
Net investment gains (losses)									0	0	0
Net derivative gains (losses)									0	0	0
Total revenues									11,570	2,729	1,771
Expenses
Policyholder benefits and claims and policyholder dividends									5,239	1,351	844
Interest credited to policyholder account balances									1,607	183	148
Capitalization of DAC									(2,045)	(459)	(311)
Amortization of DAC and VOBA									1,486	290	194
Amortization of negative VOBA									(560)	(49)	0
Interest expense on debt									0	1	2
Other expenses									4,522	1,142	756
Total expenses									10,249	2,459	1,633
Provision for income tax expense (benefit)									441	46	1
Operating earnings									880	224	137
Operating Segments [Member] | Europe, the Middle East and Africa [Member]
Revenues
Premiums									2,477	439	299
Universal life and investment-type product policy fees									315	50	13
Net investment income									562	155	104
Other revenues									123	9	5
Net investment gains (losses)									0	0	0
Net derivative gains (losses)									0	0	0
Total revenues									3,477	653	421
Expenses
Policyholder benefits and claims and policyholder dividends									1,290	137	60
Interest credited to policyholder account balances									166	124	98
Capitalization of DAC									(669)	(116)	(44)
Amortization of DAC and VOBA									613	87	41
Amortization of negative VOBA									(53)	(7)	0
Interest expense on debt									0	1	5
Other expenses									1,723	434	324
Total expenses									3,070	660	484
Provision for income tax expense (benefit)									156	0	(13)
Operating earnings									251	(7)	(50)
Operating Segments [Member] | Retail [Member]
Revenues
Premiums									6,711	6,491	6,748
Universal life and investment-type product policy fees									4,096	3,655	3,191
Net investment income									7,414	7,644	7,137
Other revenues									779	633	564
Net investment gains (losses)									0	0	0
Net derivative gains (losses)									0	0	0
Total revenues									19,000	18,423	17,640
Expenses
Policyholder benefits and claims and policyholder dividends									9,220	8,835	8,946
Interest credited to policyholder account balances									2,412	2,381	2,429
Capitalization of DAC									(2,339)	(1,769)	(1,782)
Amortization of DAC and VOBA									1,845	1,724	1,328
Amortization of negative VOBA									0	0	0
Interest expense on debt									1	2	6
Other expenses									5,854	5,059	5,139
Total expenses									16,993	16,232	16,066
Provision for income tax expense (benefit)									672	735	504
Operating earnings									1,335	1,456	1,070
Operating Segments [Member] | Group, Voluntary & Worksite Benefits [Member]
Revenues
Premiums									13,949	14,100	13,945
Universal life and investment-type product policy fees									630	616	633
Net investment income									1,768	1,702	1,516
Other revenues									390	369	420
Net investment gains (losses)									0	0	0
Net derivative gains (losses)									0	0	0
Total revenues									16,737	16,787	16,514
Expenses
Policyholder benefits and claims and policyholder dividends									13,015	13,112	13,031
Interest credited to policyholder account balances									178	192	210
Capitalization of DAC									(176)	(187)	(197)
Amortization of DAC and VOBA									186	181	194
Amortization of negative VOBA									0	0	0
Interest expense on debt									0	0	0
Other expenses									2,198	2,193	2,206
Total expenses									15,401	15,491	15,444
Provision for income tax expense (benefit)									445	427	344
Operating earnings									891	869	726
Operating Segments [Member] | Corporate Benefit Funding [Member]
Revenues
Premiums									2,848	2,345	2,561
Universal life and investment-type product policy fees									232	226	176
Net investment income									5,506	5,280	4,766
Other revenues									249	247	239
Net investment gains (losses)									0	0	0
Net derivative gains (losses)									0	0	0
Total revenues									8,835	8,098	7,742
Expenses
Policyholder benefits and claims and policyholder dividends									5,287	4,677	4,797
Interest credited to policyholder account balances									1,323	1,447	1,633
Capitalization of DAC									(25)	(18)	(13)
Amortization of DAC and VOBA									17	16	14
Amortization of negative VOBA									0	0	0
Interest expense on debt									9	8	3
Other expenses									513	494	484
Total expenses									7,124	6,624	6,918
Provision for income tax expense (benefit)									599	516	273
Operating earnings									1,112	958	551
Operating Segments [Member] | Corporate & Other [Member]
Revenues
Premiums									54	11	19
Universal life and investment-type product policy fees									155	138	106
Net investment income									888	650	77
Other revenues									60	109	44
Net investment gains (losses)									0	0	0
Net derivative gains (losses)									0	0	0
Total revenues									1,157	908	246
Expenses
Policyholder benefits and claims and policyholder dividends									126	33	16
Interest credited to policyholder account balances									0	0	0
Capitalization of DAC									0	0	0
Amortization of DAC and VOBA									1	1	3
Amortization of negative VOBA									0	0	0
Interest expense on debt									1,293	1,124	1,014
Other expenses									505	379	515
Total expenses									1,925	1,537	1,548
Provision for income tax expense (benefit)									(584)	(402)	(762)
Operating earnings									(184)	(227)	(540)
Significant Reconciling Items [Member]
Revenues
Premiums									92	0	0
Universal life and investment-type product policy fees									278	211	142
Net investment income									(52)	639	149
Other revenues									880	935	1,048
Net investment gains (losses)									(867)	(408)	(2,901)
Net derivative gains (losses)									4,824	(265)	(4,866)
Total revenues									5,155	1,112	(6,428)
Expenses
Policyholder benefits and claims and policyholder dividends									676	698	548
Interest credited to policyholder account balances									(454)	222	(4)
Capitalization of DAC									(9)	0	0
Amortization of DAC and VOBA									543	34	(830)
Amortization of negative VOBA									(78)	(7)	0
Interest expense on debt									325	413	13
Other expenses									1,645	1,132	1,086
Total expenses									2,648	2,492	813
Provision for income tax expense (benefit)									$ 914	$ (304)	$ (2,573)